PARTICIPATING LOAN INTERESTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Participating Loan Interests [Abstract]
Interest income	$ 4	$ 7	$ 7	$ 13
Fair value gains	$ 35	$ 9	$ 41	$ 20